UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06574

THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (97.9%) (Unless Otherwise Noted)
Brazil (64.1%)
Airlines
Tam S.A. (Preference) ADR	96,925	$533

Beverages
Cia de Bebidas das Americas (Preference) ADR	60,700	2,898

Commercial Banks
Banco Bradesco S.A. ADR	108,900	1,078
Banco Bradesco S.A. (Preference)	29,800	297
Banco Nacional S.A. (Preference) (a)(b)(c)	95,420,000	—
Investimentos Itau S.A. (Preference)	449,852	1,548
Itau Unibanco Banco Multiplo S.A. ADR	441,289	4,801
Itau Unibanco Banco Multiplo S.A. (Preference)	279,909	3,089
		10,813
Diversified Telecommunication Services
Tele Norte Leste Participacoes S.A. ADR	28,200	390

Finance Companies
BM&F Bovespa S.A.	379,200	1,152

Food Products
Perdigao S.A.	126,751	1,585

Household Durables
Cyrela Brazil Realty S.A.	114,889	456
PDG Realty S.A. Empreendimentos e Participacoes	126,370	708
		1,164
Insurance
Amil Participacoes S.A.	198,720	548

Media
NET Servicos de Comunicacao S.A. (Preference) (c)	254,367	1,848

Metals & Mining
Cia Vale do Rio Doce ADR	709,345	8,001
Cia Vale do Rio Doce (Preference), Class A	67,212	777
Usinas Siderurgicas de Minas Gerais S.A.	7,200	83
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	94,505	1,199
		10,060
Multiline Retail
Lojas Renner S.A.	113,500	703

Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	316,873	7,763
Petroleo Brasileiro S.A. (Preference)	288,746	3,563
		11,326
Road & Rail
All America Latina Logistica S.A.	229,800	976
Localiza Rent a Car S.A.	233,878	837
		1,813
Specialty Retail
Ultrapar Participacoes S.A. (Preference)	50,400	1,204

Wireless Telecommunication Services
Vivo Participacoes S.A. ADR	93,400	1,219
		47,256
Chile (1.3%)
Airlines
Lan Airlines S.A. ADR	115,151	963

Colombia (2.4%)
Commercial Banks
BanColombia S.A. ADR	42,417	826

Food & Staples Retailing
Almacenes Exito S.A. GDR (d)	239,821	987
		1,813
Luxembourg (1.8%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	36,400	1,348

Mexico (24.7%)
Beverages
Fomento Economico Mexicano S.A.B. de C.V. ADR	91,700	2,312

Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,155,199	1,528

Construction & Engineering
Empresas ICA S.A.B. de C.V. (c)	421,000	713

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V., Class V	1,111,836	2,597

Household Durables
Corp. GEO S.A.B. de C.V., Class B (c)	487,482	492
Urbi Desarrollos Urbanos S.A.B de C.V. (c)	403,416	355
		847
Media
Grupo Televisa S.A. ADR	219,400	2,992
Megacable Holdings S.A.B. de C.V. (c)	370,570	375
		3,367
Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	252,805	6,846
		18,210
Panama (1.8%)
Airlines
Copa Holdings S.A., Class A	45,463	1,304

Peru (1.8%)
Commercial Banks
Credicorp Ltd.	9,400	440

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Peru (cont’d)
Metals & Mining
Cia de Minas Buenaventura S.A. ADR	36,400	$873
		1,313
TOTAL COMMON STOCKS (Cost $84,141)		72,207

SHORT-TERM INVESTMENT (1.5%)
United States (1.5%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,127) (e)	1,126,976	1,127
TOTAL INVESTMENTS (99.4%) (Cost $85,268) +		73,334
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		433
NET ASSETS (100%)		$73,767

(a)	Security has been deemed illiquid at March 31, 2009.
(b)

At March 31, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $14,047,000 and $14,293,000, respectively.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $85,268,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,934,000 of which $6,897,000 related to appreciated securities and $18,831,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	$80	$80	4/1/09	BRL	$183	$79	$(1)
USD	81	81	4/1/09	MXN	1,180	83	2
USD	38	38	4/2/09	MXN	529	38	—	@
		$199				$200	$1

BRL	—	Brazilian Real
MXN	—	Mexican Peso
USD	—	United States Dollar

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in		Other Financial
	Securities		Instruments*
Valuation Inputs - Assets	(000)		(000)
Level 1 - Quoted Prices	$71,990		—
Level 2 - Other Significant Observable Inputs	1,344		1
Level 3 - Significant Unobservable Inputs	—	**	—
Total	$73,334		1

Following is a reconciliation of investmnets in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
(000)
Balance as of 3/31/09
Accrued discounts/premiums	$—	**
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$—
Net transfers in and/or out of Level 3	—
Balance as of 3/31/09	—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09.	—

* Other financial instruments include forwards.

** Includes a securitiy which is valued at zero.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009